Shareholders equity - Share options (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating costs
Shareholders Equity
Compensation expenses	€ 6,216,000	€ 7,838,000
General and administrative costs
Shareholders Equity
Compensation expenses	3,636,000	4,423,000
Research and development costs
Shareholders Equity
Compensation expenses	€ 2,580,000	€ 3,415,000